SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	June 30	June 30,
	2026	2025
Options to purchase common shares	166	206
Warrants to purchase common shares	3,421	103,319
Common shares issuable upon conversion of preferred stock	373,334	250,239
Total potentially dilutive common shares	376,921	353,764

Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	December 31,	December 31,
	2025	2024
Common shares issuable upon conversion of convertible notes	-	-
Options to purchase common shares	206	7
Warrants to purchase common shares	3,421	104,308
Common shares issuable upon conversion of preferred stock	373,334	106,736
Total potentially dilutive shares	376,961	211,051